Registration Nos. 333-57548; 811-10319
Filed pursuant to Rule 497(e)

Supplement dated February 7, 2017
to the
Statement of Additional Information dated July 29, 2016
as supplemented September 29, 2016
for USA Mutuals Vice Fund (the “Fund”),
a series of USA Mutuals (the “Trust”)

This supplement makes the following amendments to disclosures in the Statement of Additional Information dated July 29, 2016, as supplemented September 29, 2016.

Effective January 18, 2017, the disclosure in the section entitled “Management of the Fund – Trustees and Officers” beginning on page 24 is amended as set forth below in the excerpt of the table showing the Interested Trustee and Officers of the Fund to reflect the appointment of Ms. Ann Marie Swanson as the Trust’s Chief Compliance Officer:

Name, Address and Age	Position Held with the Trust	Term of Office and Length of T ime Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan Street Milwaukee, WI 53202 Age: 54	Trustee and Chairperson	Indefinite Term; Since 2001	Chief Operating Officer (2016-present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2016).	2	Trustee, Trust for Professional Managers (an open-end investment company with thirty-seven portfolios); Trustee, Buffalo Funds (an open-end investment company with ten portfolios).
Michael N. Loukas Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 43	President	Indefinite Term; Since 2016
President, USA Mutuals Advisors, Inc. (July 2016 - present); Managing Principal, WaveFront Capital Management, L.P. (2013 - July 2016); Head of Marketing, Evolution Realty Capital (2011-2013), Thompson National Properties, and Northern California and Nevada at Security Benefit Group (2007 - 2011).

				N/A	N/A

Name, Address and Age	Position Held with the Trust	Term of Office and Length of T ime Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Gerald Sullivan Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 55	Treasurer	Indefinite Term; Since 2013
Treasurer, USA Mutuals Advisors, Inc. (February 2013 - present); Portfolio Manager, USA Mutuals Advisors, Inc. (June 2011 – present); President, Industry Leaders Fund (March 1999 – November 2008) and (August 2009 – June 2012); Chief Financial Officer, Claremont Investment Partners (February 1995 – present); Acting Chief Executive Officer, Perftech Inc. (October 2011 – December 31, 2014); Chief Financial Officer, The Roadhouse Group LLC (February 1995 – present).
			N/A	N/A
Ann Marie Swanson Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 51	Chief Compliance Officer	Indefinite Term; Since 2017
Director, Alaric Compliance Services (2015 - present); Vice President / Chief Compliance Officer, Thomas Partners Investment Management (2013-2015); Senior Vice President / Chief Compliance Officer, Aletheia Research and Management (2010-2013).

			N/A	N/A
Emily R. Enslow 615 E. Michigan Street Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since 2015
Assistant Vice President, U.S. Bancorp Fund Services, LLC (July 2013-present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 – July 2013); Legal Internship, Artisan Partners Limited Partnership (February 2012 – September 2012); J.D. Graduate, Marquette University Law School (2009-2012).

			N/A	N/A
*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of the Distributor.

Please retain this supplement with your Statement of Additional Information.